Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

www.ropesgray.com

July 29, 2011

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Schroder Global Series Trust
File Nos. 333-105659 and 811-21364

Ladies and Gentlemen:

On behalf of Schroder Global Series Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement filed with the Securities and Exchange Commission on July 15, 2011 under Rule 497(e) (Accession No. 0001104659-11-039329) to the Institutional Shares Prospectus of Schroder Global Quality Fund and Schroder Global Value Fund dated March 1, 2011.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (415) 315-6366.

Sincerely,

/s/ Colleen B. Meyer
Colleen B. Meyer